Expense by nature - Summary of Expense By Nature (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Expense By Nature [Abstract]
Service costs (note i)	¥ 18,992	¥ 17,478	¥ 14,967
Advertising agency fees	667	505	233
Employee benefits expenses (note ii and note iii)	3,915	3,004	2,527
Promotion and advertising expenses	¥ 2,387	¥ 2,227	¥ 1,823